Average Annual Total Returns	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class C Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class I Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I Ten Years
Total	(1.54%)	3.57%	2.90%	(2.12%)	3.95%	3.76%	(3.23%)	2.53%	2.13%	(1.10%)	2.46%	2.17%	0.98%	4.17%	3.48%	3.00%	5.23%	4.51%	1.52%	4.17%	3.72%	(3.05%)	3.07%	3.82%	(3.05%)	3.06%	3.81%	(0.82%)	3.10%	3.80%	0.15%	3.31%	3.55%	2.12%	4.33%	4.59%